BALANCE SHEET (Parenthetical)	1 Months Ended		2 Months Ended
	Mar. 31, 2020 $ / shares	Feb. 29, 2020 $ / shares	Mar. 31, 2020 item $ / shares	Oct. 31, 2020 shares	Sep. 30, 2020 $ / shares shares	Mar. 05, 2020 shares	Jan. 24, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Preferred shares, par value | $ / shares					$ 0.0001			$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized					35,305,078			32,155,078	29,155,078
Convertible preferred stock, shares outstanding					25,684,404			23,337,391	20,262,664
Par value per share | $ / shares					$ 0.0001			$ 0.0001	$ 0.0001
Shares authorized to issue					615,000,000			615,000,000	615,000,000
Flying Eagle Acquisition Corp [Member]
Preferred shares, par value | $ / shares					$ 0.0001		$ 0.0001
Convertible preferred stock, shares authorized					1,000,000		1,000,000
Preferred shares, shares issued					0		0
Convertible preferred stock, shares outstanding					0		0
Par value per share | $ / shares					$ 0.0001
Common Stock, Shares, Outstanding						17,250,000
Class A common stock
Par value per share | $ / shares					$ 0.0001			$ 0.0001
Shares authorized to issue					110,000,000			110,000,000	110,000,000
Common Stock, Shares, Issued					109,885,079			99,014,030	99,000,000
Common Stock, Shares, Outstanding					109,885,079			99,014,030	87,669,412
Class A common stock | Subsequent event
Shares authorized to issue				125,000,000
Class A common stock | Flying Eagle Acquisition Corp [Member]
Shares subject to possible redemption					66,090,379
Shares subject to possible redemption, par value per share | $ / shares					$ 10.00
Par value per share | $ / shares					$ 0.0001		$ 0.0001
Shares authorized to issue					380,000,000		380,000,000
Common Stock, Shares, Issued					2,909,621		0
Common Stock, Shares, Outstanding					2,909,621		0
Class B common stock
Par value per share | $ / shares					$ 0.0001			$ 0.0001
Shares authorized to issue					505,000,000			505,000,000	505,000,000
Common Stock, Shares, Issued					61,345,161			50,525,891	44,197,558
Common Stock, Shares, Outstanding					61,345,161			50,525,891	44,197,558
Class B common stock | Flying Eagle Acquisition Corp [Member]
Par value per share | $ / shares					$ 0.0001		$ 0.0001
Shares authorized to issue					20,000,000		20,000,000
Common Stock, Shares, Issued					17,250,000		17,250,000
Common Stock, Shares, Outstanding					17,250,000		17,250,000
Shares subject to forfeiture							2,250,000
Class B common stock | Flying Eagle Acquisition Corp [Member] | Subsequent event
Common Stock, Shares, Outstanding						17,250,000
Number of stock splits | item			2
Number of shares issued per share upon stock split | $ / shares	$ 0.20	$ 0.25	$ 1.5